Equity	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Equity	Equity:

Share-based compensation	December 31, 2025	December 31, 2024
Option Expense	$141	$896
DSU Expense	324	511
RSU Expense	5,874	6,049
Total share-based compensation (including restructuring)	$6,339	$7,456
Share-based compensation expense is included in research and product development expense of $1,806,000 (2024 - $4,317,000), in general and administrative expense of $1,993,000 (2024 - $2,363,000), in sales and marketing expense of $85,000 (2024 - $776,000) and in other expense (related to restructuring) of $2,455,000 (2024 - $nil).
(a)Share capital:
As at December 31, 2025, 300,784,816 ( 2024 - 299,438,116) common shares were issued and outstanding.
19.     Equity (cont'd):
(b)    Share options:
The Corporation has options outstanding under a consolidated share option plan. All directors, officers and employees of the Corporation, and its subsidiaries, are eligible to participate in the share option plans although as a matter of policy, options are currently not issued to directors. Option exercise prices are denominated in either Canadian or U.S. dollars, depending on the residency of the recipient. Canadian dollar denominated options have been converted to U.S. dollars using the year-end exchange rate for presentation purposes.
All options have a term of seven years from the date of grant unless otherwise determined by the board of directors. One-third of the options vest and may be exercised, at the beginning of each of the second, third, and fourth years after granting.
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2024	4,390,222	$8.65
Options exercised	(154,509)	1.89
Options forfeited	(152,282)	8.73
Options expired	(320,411)	9.50
At December 31, 2024	3,763,020	9.28
Options exercised	(156,738)	2.99
Options forfeited	(15,499)	7.34
Options expired	(1,328,163)	8.40
At December 31, 2025	2,262,620	$10.25
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2025:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$2.65 - $3.06	434,041	0.2	$2.98	434,041	$2.98
$3.52 - $5.43	38,192	1.3	4.57	38,192	4.57
$6.84 - $10.64	1,243,498	2.0	9.93	1,243,498	9.93
$12.49 - $26.13	546,889	2.0	17.14	546,889	17.14
	2,262,620	1.6	$10.25	2,262,620	$10.25
During 2025, compensation expense of $141,000 (2024 – $896,000) was recorded in net loss based on the grant date fair value of the awards recognized over the vesting period.
During 2025, 156,738 (2024 - 154,509) options were exercised for an equal amount of common shares for proceeds of $459,000 (2024 -$308,000).
As at December 31, 2025, options to purchase 2,262,620 common shares were outstanding (2024 – 3,763,020).
19.     Equity (cont'd):
(c)    Share distribution plan:
The Corporation has a consolidated share distribution plan that permits the issuance of common shares for no cash consideration to employees of the Corporation to recognize their past contribution and to encourage future contribution to the Corporation. As at December 31, 2025, there were 9,273,136 (2024 – 8,621,503) shares available to be issued under this plan.
During 2024 and 2025, no shares were issued under this plan and therefore no compensation expense was recorded against profit or loss.
(d)    Deferred share units:
Deferred share units (“DSUs”) are granted to the board of directors and executives. Eligible directors must elect to receive at least half of their annual retainers and executives may elect to receive all or part of their annual bonuses in DSUs. Each DSU is redeemable for one common share in the capital of the Corporation after the director or executive ceases to provide services to the Corporation. Shares will be issued from the Corporation’s share distribution plan.

Balance	DSUs for common shares
At January 1, 2024	737,369
DSUs granted	252,299
DSUs exercised	—
At December 31, 2024	989,668
DSUs granted	191,051
DSUs exercised	(148,046)
At December 31, 2025	1,032,673
During 2025, compensation expense of $324,000 (2024 - $511,000) was recorded in net loss relating to 191,051 DSUs (2024 - 252,299) granted during the year.
During 2025, 148,046 DSUs (2024 – nil) were exercised, net of applicable taxes, which resulted in the issuance of 68,840 common shares (2024 – nil), resulting in an impact on equity of $149,000 (2024 - $nil).
As at December 31, 2025, 1,032,673 DSUs were outstanding (2024 – 989,668).
(e)    Restricted share units:
Restricted share units (“RSUs”) are granted to certain employees, executives and directors. Each RSU is convertible into one common share, net of statutory tax withholdings. The RSUs vest after a specified number of years from the date of issuance, and under certain circumstances, are contingent on achieving specified performance criteria and/or market criteria. For certain of the RSUs awarded, a performance factor adjustment is made if there is an over-achievement (or under-achievement) of specified performance criteria, resulting in additional (or fewer) RSUs being converted. Certain RSUs granted in 2024 and 2025 include an additional market criteria with weighted vesting over three years.
The Corporation has two plans under which RSUs may be granted, the consolidated share distribution plan and the market purchase RSU plan. Awards under the consolidated share distribution plan are satisfied by the issuance of treasury shares on maturity. No shares have been issued under the market purchase RSU plan.
19.     Equity (cont'd):
(e)    Restricted share units (cont'd):

Balance	RSUs for common shares
At January 1, 2024	3,141,446
RSUs granted	3,151,939
RSUs exercised	(642,850)
RSUs forfeited	(1,058,440)
At December 31, 2024	4,592,095
RSUs granted	6,510,588
RSUs exercised	(2,332,470)
RSUs forfeited	(3,291,553)
At December 31, 2025	5,478,660
During 2025, compensation expense of $5,874,000 (2024 - $6,049,000) was recorded in net loss.
During 2025, 6,510,588 (2024 – 3,151,939) RSUs were issued. The fair value of RSU grants is measured based on the stock price of the shares underlying the RSU on the date of grant or by using a complex simulation model, depending on the type of RSU.
During 2025, 2,332,470 RSUs (2024 – 642,850) were exercised, net of applicable taxes, which resulted in the issuance of 1,121,122 common shares (2024 – 347,901), resulting in an impact on equity of $1,956,000 (2024 - $855,000).
As at December 31, 2025, 5,478,660 RSUs were outstanding (2024 – 4,592,095).